Net Loss Per Share - Narrative (Details) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2023 USD ($) denominator shares	Feb. 07, 2023 shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Sep. 30, 2023 shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Earnings Per Share [Abstract]
Recapitalization exchange ratio	4.3747
Conversion ratio	1									1
Cumulative accrued and undeclared and unpaid dividend amount | $									$ 237,000
Liquidity price of SAFE and SAFE warrants									100.00%
Liquidity price of SAFE and SAFE warrants, condition one									90.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion ratio	1									1
Aggregate purchase of stock (in shares)			36,012,752	149,459,933	45,982,284	149,303,108	45,722,414	149,253,801	147,330,749	149,491,092
In-kind payment of preferred dividend | $	$ 241,529		$ 241,529
Dividends, Denominator | denominator	10
Common stock dividends (in shares)	24,152,942
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)		129,148,393	0	129,148,393	0	129,148,393	0	129,148,393	129,148,393	129,148,393